Putnam Small Cap Growth Fund
The fund's portfolio
9/30/24 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value
Aerospace and defense (1.4%)
Kratos Defense & Security Solutions, Inc.(NON)(S)	746,100	$17,384,130
Leonardo DRS, Inc.(NON)	713,860	20,145,129

		37,529,259
Automobile components (1.1%)
Modine Manufacturing Co.(NON)(S)	213,057	28,291,839

		28,291,839
Banks (1.5%)
Bancorp, Inc. (The)(NON)	748,063	40,021,371

		40,021,371
Biotechnology (7.5%)
Ascendis Pharma A/S ADR (Denmark)(NON)	109,800	16,394,238
Crinetics Pharmaceuticals, Inc.(NON)	345,800	17,670,380
Cytokinetics, Inc.(NON)	203,300	10,734,240
Halozyme Therapeutics, Inc.(NON)(S)	737,200	42,197,328
Insmed, Inc.(NON)	362,300	26,447,900
Krystal Biotech, Inc.(NON)(S)	62,800	11,431,484
Rhythm Pharmaceuticals, Inc.(NON)	238,600	12,500,254
Vaxcyte, Inc.(NON)	318,000	36,337,860
Viking Therapeutics, Inc.(NON)(S)	281,400	17,815,434
Xenon Pharmaceuticals, Inc. (Canada)(NON)	288,600	11,362,182

		202,891,300
Building products (0.7%)
CSW Industrials, Inc.	50,327	18,439,310

		18,439,310
Capital markets (2.6%)
Hamilton Lane, Inc. Class A	171,385	28,859,520
StepStone Group, Inc. Class A(S)	745,507	42,367,163

		71,226,683
Commercial services and supplies (4.5%)
Brink's Co. (The)	238,000	27,522,320
Casella Waste Systems, Inc. Class A(NON)	250,600	24,932,194
Clean Harbors, Inc.(NON)	175,100	42,323,421
VSE Corp.(S)	306,400	25,348,472

		120,126,407
Construction and engineering (4.9%)
Comfort Systems USA, Inc.	143,500	56,015,225
Dycom Industries, Inc.(NON)	140,400	27,672,840
IES Holdings, Inc.(NON)	141,800	28,306,116
MDU Resources Group, Inc.	702,700	19,261,007

		131,255,188
Construction materials (2.9%)
Eagle Materials, Inc.	146,700	42,198,255
Knife River Corp.(NON)	396,400	35,434,196

		77,632,451
Consumer staples distribution and retail (1.1%)
Sprouts Farmers Market, Inc.(NON)	258,700	28,563,067

		28,563,067
Diversified consumer services (0.9%)
Duolingo, Inc.(NON)	86,400	24,366,528

		24,366,528
Electronic equipment, instruments, and components (3.3%)
Fabrinet (Thailand)(NON)	116,200	27,474,328
Itron, Inc.(NON)	229,900	24,555,619
Novanta, Inc.(NON)(S)	203,105	36,339,547

		88,369,494
Energy equipment and services (2.3%)
CES Energy Solutions Corp. (Canada)	3,205,500	17,728,670
ChampionX Corp.	242,900	7,323,435
Oceaneering International, Inc.(NON)	449,400	11,176,578
Weatherford International PLC	307,000	26,070,440

		62,299,123
Ground transportation (1.9%)
Saia, Inc.(NON)	56,561	24,731,863
TFI International, Inc. (Canada)	184,600	25,285,334

		50,017,197
Health care equipment and supplies (5.9%)
Lantheus Holdings, Inc.(NON)(S)	408,000	44,778,000
Merit Medical Systems, Inc.(NON)	521,400	51,529,962
PROCEPT BioRobotics Corp.(NON)(S)	265,300	21,255,836
TransMedics Group, Inc.(NON)	92,100	14,459,700
UFP Technologies, Inc.(NON)	82,600	26,159,420

		158,182,918
Health care providers and services (4.6%)
Encompass Health Corp.	557,400	53,867,136
Ensign Group, Inc. (The)	281,700	40,514,094
NeoGenomics, Inc.(NON)	573,087	8,453,033
RadNet, Inc.(NON)	308,400	21,399,876

		124,234,139
Health care technology (0.9%)
Evolent Health, Inc. Class A(NON)	828,000	23,415,840

		23,415,840
Hotels, restaurants, and leisure (2.3%)
Churchill Downs, Inc.	187,300	25,324,833
Texas Roadhouse, Inc.	212,000	37,439,200

		62,764,033
Household durables (3.6%)
Century Communities, Inc.	263,400	27,124,932
Installed Building Products, Inc.	169,200	41,668,884
M/I Homes, Inc.(NON)	166,880	28,596,557

		97,390,373
Insurance (2.9%)
Kinsale Capital Group, Inc.	84,054	39,133,021
Skyward Specialty Insurance Group, Inc.(NON)	981,600	39,980,568

		79,113,589
Life sciences tools and services (1.5%)
Medpace Holdings, Inc.(NON)	118,400	39,521,920

		39,521,920
Machinery (2.2%)
Federal Signal Corp.	433,200	40,486,872
RBC Bearings, Inc.(NON)(S)	60,237	18,033,753

		58,520,625
Metals and mining (3.0%)
ATI, Inc.(NON)	417,000	27,901,470
Carpenter Technology Corp.	337,317	53,829,047

		81,730,517
Oil, gas, and consumable fuels (0.5%)
Northern Oil and Gas, Inc.	363,100	12,857,371

		12,857,371
Personal care products (1.6%)
BellRing Brands, Inc.(NON)	700,100	42,510,072

		42,510,072
Pharmaceuticals (1.7%)
Axsome Therapeutics, Inc.(NON)(S)	148,500	13,345,695
Intra-Cellular Therapies, Inc.(NON)	220,600	16,141,302
Verona Pharma PLC ADR (United Kingdom)(NON)	529,800	15,242,346

		44,729,343
Professional services (6.9%)
Huron Consulting Group, Inc.(NON)	371,900	40,425,530
ICF International, Inc.	286,009	47,703,441
Parsons Corp.(NON)	539,144	55,898,450
Verra Mobility Corp.(NON)	1,464,052	40,715,286

		184,742,707
Real estate management and development (2.1%)
Colliers International Group, Inc. (Canada)	243,180	36,905,390
FirstService Corp. (Canada)	110,200	20,134,957

		57,040,347
Semiconductors and semiconductor equipment (4.3%)
Camtek, Ltd. (Israel)(S)	285,145	22,768,828
FormFactor, Inc.(NON)	359,100	16,518,600
Nova, Ltd. (Israel)(NON)	188,597	39,292,299
Onto Innovation, Inc.(NON)	119,600	24,824,176
Rambus, Inc.(NON)	284,800	12,024,256

		115,428,159
Software (10.8%)
ACI Worldwide, Inc.(NON)	807,300	41,091,570
Agilysys, Inc.(NON)	74,500	8,118,265
Altair Engineering, Inc. Class A(NON)(S)	302,688	28,909,731
Descartes Systems Group, Inc. (The) (Canada)(NON)	461,900	47,557,224
Intapp, Inc.(NON)	430,355	20,583,880
Manhattan Associates, Inc.(NON)(S)	136,000	38,267,680
SPS Commerce, Inc.(NON)	190,800	37,047,636
Tenable Holdings, Inc.(NON)	421,900	17,095,388
Vertex, Inc. Class A(NON)	1,367,974	52,680,679

		291,352,053
Specialty retail (2.9%)
Boot Barn Holdings, Inc.(NON)	203,528	34,046,164
Murphy USA, Inc.	91,600	45,146,892

		79,193,056
Trading companies and distributors (3.4%)
Applied Industrial Technologies, Inc.	191,958	42,831,589
FTAI Aviation, Ltd.	371,800	49,412,217

		92,243,806

Total common stocks (cost $1,837,096,267)		$2,626,000,085

SHORT-TERM INVESTMENTS (6.3%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.13%(AFF)	106,964,644	$106,964,644
Putnam Short Term Investment Fund Class P 5.04%(AFF)	61,822,170	61,822,170

Total short-term investments (cost $168,786,814)		$168,786,814
TOTAL INVESTMENTS

Total investments (cost $2,005,883,081)		$2,794,786,899

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2024 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,686,690,858.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$172,261,153	$225,910,877	$291,207,386	$2,073,232	$106,964,644
	Putnam Short Term Investment Fund Class P‡	7,469,562	311,413,352	257,060,744	900,072	61,822,170

	Total Short-term investments	$179,730,715	$537,324,229	$548,268,130	$2,973,304	$168,786,814
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $106,964,644 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $105,642,462.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$292,005,829	$—	$—
Consumer staples	71,073,139	—	—
Energy	75,156,494	—	—
Financials	190,361,643	—	—
Health care	592,975,460	—	—
Industrials	692,874,499	—	—
Information technology	495,149,706	—	—
Materials	159,362,968	—	—
Real estate	57,040,347	—	—

Total common stocks	2,626,000,085	—	—
Short-term investments	—	168,786,814	—

Totals by level	$2,626,000,085	$168,786,814	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com